Employee and Director Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 12 - Employee and Director Benefits (Details) [Line Items]
Defined Contribution Plan, Cost Recognized	$ 542,160	$ 530,989	$ 564,654
Shares Held in Employee Stock Option Plan, Allocated (in Shares)	316,272
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	1,648,770	860,679
Cash Surrender Value of Life Insurance	16,406,846	14,173,138
Stock Issued During Period, Shares, Employee Stock Purchase Plans (in Shares)	684	746	626
Split-Dollar Life Insurance Policies [Member]
Note 12 - Employee and Director Benefits (Details) [Line Items]
Cash Surrender Value of Life Insurance	$ 15,738,797	$ 13,530,890